CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue		$ 4,560,275	$ 5,385,077
Operating Expenses:
Cost of services (exclusive of depreciation and amortization shown separately below)		914,176	1,785,167
Research and development		2,350,677	2,474,327
Selling, general, and administrative		8,395,638	12,444,009
Depreciation and amortization		789,586	760,497
Total Operating Expenses		12,450,077	17,464,000
Operating Loss		(7,889,802)	(12,078,923)
Non-Operating Income (Expense):
Interest expense, net		(73,273)	(8,890)
Change in fair value of warrant liability		5,033	113,125
Impairment of digital assets		0	(27,934)
Other income		309,896	50,354
Other expense		(2,981)	(118,196)
Total Other Expense (Income), Net		238,675	8,459
Net Loss before Taxes		(7,651,127)	(12,070,464)
Income tax benefit (expense)		13,485	(21,076)
Net loss before non-controlling interest		(7,637,642)	(12,091,540)
Net loss attributable to non-controlling interest		0	0
Net loss attributable to T Stamp Inc.		$ (7,637,642)	$ (12,091,540)
Basic net loss per share attributable to T Stamp Inc. (in dollars per share)	[1]	$ (16.07)	$ (38.32)
Diluted net loss per share attributable to T Stamp Inc. (in dollars per share)	[1]	$ (16.07)	$ (38.32)
Weighted-average shares used to compute basic net loss per share (in shares)	[1]	475,171	315,518
Weighted-average shares used to compute diluted net loss per share (in shares)	[1]	475,171	315,518

[1]	After giving effect to the 15 for 1 reverse stock split effected on January 6, 2025.